Condensed Schedule of Investments (U.S. Treasury Notes) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	(0.06%)	3.09%
U.S. Treasury notes, 1.375%, 02/15/2020 [Member[
Investment Holdings [Line Items]
Face Amount	$ 178,740,000
Fair Value as a % of Partners' Capital	28.32%
Fair Value	$ 178,698,108
U.S. Treasury notes, 1.500%, 05/15/2020 [Member]
Investment Holdings [Line Items]
Face Amount	$ 184,140,000
Fair Value as a % of Partners' Capital	29.17%
Fair Value	$ 184,089,649
U.S. Treasury notes, 1.500%, 08/15/2020 [Member]
Investment Holdings [Line Items]
Face Amount	$ 177,840,000
Fair Value as a % of Partners' Capital	28.17%
Fair Value	$ 177,735,797
US Treasury Notes [Member]
Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	85.66%	86.11%
Fair Value	$ 540,523,554	$ 408,851,724
U.S. Treasury notes, 0.750%, 02/15/2019 [Member]
Investment Holdings [Line Items]
Face Amount		$ 101,240,000
Fair Value as a % of Partners' Capital		21.28%
Fair Value		$ 101,030,401
U.S. Treasury notes, 0.875%, 05/15/2019 [Member]
Investment Holdings [Line Items]
Face Amount		$ 105,540,000
Fair Value as a % of Partners' Capital		22.10%
Fair Value		$ 104,931,908
U.S. Treasury notes, 0.750%, 08/15/2019 [Member]
Investment Holdings [Line Items]
Face Amount		$ 99,940,000
Fair Value as a % of Partners' Capital		20.81%
Fair Value		$ 98,827,387
U.S. Treasury notes, 1.000%, 11/15/2019 [Member]
Investment Holdings [Line Items]
Face Amount		$ 105,540,000
Fair Value as a % of Partners' Capital		21.92%
Fair Value		$ 104,062,028